________________________________________________________________________________


                         CAPITAL MANAGEMENT MID-CAP FUND

________________________________________________________________________________




               a series of the Capital Management Investment Trust






                             Semi-Annual Report 1999


                          FOR THE PERIOD ENDED MAY 31,






                               INVESTMENT ADVISOR
                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005



                         CAPITAL MANAGEMENT MID-CAP FUND
                           107 North Washington Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-888-626-3863

                         CAPITAL MANAGEMENT ASSOCIATES
                                  [letterhead]



Dear Fellow Shareholders,

In our December 1998 letter we related that we expected 1999 to be a good year for the mid-cap investor. Now that we have reached midyear, I am pleased to report that, so far, such has been the case. Through June 30th mid-cap stocks have rebounded smartly. Your fund returned 11.3% over the first six months, while the Standard & Poor's MidCap 400 Index's total return was 6.9%. Are mid-caps still attractive? We think so.

Valuations are still in our favor. While there has been a slight snap back, valuations of most mid-cap stocks remain very close to their historic lows relative to large-cap stocks, which remain historically expensive. In other words, price remains on the side of the mid-cap investor. Equally as important, we expect growth in earnings to be greater in the mid-cap sector over the coming months than that produced by large-cap stocks, given the strength in the U.S. economy versus the rest of the world.

Regarding the recent interest rate increase by the Federal Reserve, we believe it will be a positive for investors. Growth in the economy has been very rapid of late, and while there are currently no signs of inflationary pressures, a slight nudge toward restraint should help to prolong the recovery. The Federal Reserve lowered interest rates three times in late 1998 in response to the financial crisis in Asia. As a result, short-term rates are artificially low and simply need to be brought back toward the pre-crisis level. Such action should provide just the right combination of enough growth with little or no inflation to keep the stock market moving ahead.

So, as we enter the last half of the year, we remain positive on the outlook for your fund. We continue to position the portfolio for economic gains over the next three years, particularly in the consumer and technology sectors.

Your continued support is appreciated, and we look forward to serving you over the remainder of the investment year.


                                                        C. Lennis Koontz,II, CFA
                                                        President
                                                        July 1, 1999

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                      Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 99.40%


       Advertising - 3.18%
         (a)Outdoor Systems, Inc. ..................................................                   6,550                $196,091
                                                                                                                            --------

       Airlines - 2.86%
            Southwest Airlines Co. .................................................                   5,500                 176,344
                                                                                                                            --------

       Chemicals - 6.69%
            M. A. Hanna Company ....................................................                  15,800                 233,050
            Union Carbide Corporation ..............................................                   3,500                 179,594
                                                                                                                            --------
                                                                                                                             412,644
                                                                                                                            --------
       Commercial Services - 6.21%
         (a)Deluxe Corporation .....................................................                   5,500                 198,344
            Stewart Enterprises ....................................................                  10,000                 184,375
                                                                                                                            --------
                                                                                                                             382,719
                                                                                                                            --------
       Computer Software & Services - 5.27%
         (a)BMC Software, Inc. .....................................................                   1,400                  69,212
         (a)Comverse Technology, Inc. ..............................................                   1,350                  91,209
         (a)Legato Systems, Inc. ...................................................                   1,600                  87,600
         (a)SanDisk Corporation ....................................................                   2,500                  77,500
                                                                                                                            --------
                                                                                                                             325,521
                                                                                                                            --------
       Electrical Equipment - 3.22%
            Avista Corporation .....................................................                  11,000                 198,687
                                                                                                                            --------

       Electronics - Semiconductor - 7.04%
         (a)Applied Materials, Inc. ................................................                   1,500                  82,406
            Helix Technology Corporation ...........................................                   7,000                 119,437
         (a)KLA-Tencor Corporation .................................................                   1,100                  50,050
         (a)LSI Logic Corporation ..................................................                   3,500                 129,719
         (a)Teradyne, Inc. .........................................................                   1,000                  52,812
                                                                                                                            --------
                                                                                                                             434,424
                                                                                                                            --------
       Entertainment - 2.88%
            Electronic Arts, Inc. ..................................................                   3,634                 177,839
                                                                                                                            --------

       Financial - Banks, Commercial - 6.12%
            First Tennessee National Corporation ...................................                   4,200                 172,987
            Summit Bancorp .........................................................                   5,000                 204,688
                                                                                                                            --------
                                                                                                                             377,675
                                                                                                                            --------
       Food - Processing - 2.96%
            McCormick & Company, Incorporated ......................................                   6,000                 182,250
                                                                                                                            --------



                                                                                                                         (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                      Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Forest Products & Paper - 1.11%
            Weyerhaeuser Company ...................................................                   1,100                $ 68,269
                                                                                                                            --------

       Machine - Diversified - 2.59%
            Deere & Company ........................................................                   4,200                 159,862
                                                                                                                            --------

       Medical - Biotechnology - 2.74%
         (a)Chiron Corporation .....................................................                   8,000                 169,000
                                                                                                                            --------

       Medical Supplies - 2.74%
            C. R. Bard, Inc. .......................................................                   3,700                 169,044
                                                                                                                            --------

       Oil & Gas - Equipment & Services - 15.08%
            Apache Corporation .....................................................                   5,600                 201,600
         (a)Cooper Cameron Corporation .............................................                   4,400                 159,225
            Halliburton Company ....................................................                   4,000                 165,500
            The Williams Companies, Inc. ...........................................                   3,800                 196,888
            Unocal Corporation .....................................................                   5,200                 206,700
                                                                                                                            --------
                                                                                                                             929,913
                                                                                                                            --------
       Pharmaceuticals - 2.83%
         (a)IVAX Corporation .......................................................                  13,000                 174,688
                                                                                                                            --------

       Publishing - 1.49%
            Houghton Mifflin Company ...............................................                   2,000                  92,000
                                                                                                                            --------

       Retail - Restaurants - 3.32%
         (a)Brinker International, Inc. ............................................                   7,300                 204,856
                                                                                                                            --------

       Retail - Specialty Line - 4.24%
            Harcourt General, Inc. .................................................                   2,000                  98,375
         (a)Office Depot, Inc. .....................................................                   7,800                 162,825
                                                                                                                            --------
                                                                                                                             261,200
                                                                                                                            --------
       Steel - Specialty - 4.25%
            Texas Industries, Inc. .................................................                   7,200                 261,900
                                                                                                                            --------

       Utilities - Electric - 6.36%
            CMS Energy Corporation .................................................                   4,500                 209,250
            IDACORP Inc. ...........................................................                   5,500                 182,875
                                                                                                                            --------
                                                                                                                             392,125
                                                                                                                            --------
       Utilities - Gas - 3.41%
            Sempra Energy ..........................................................                   9,774                 210,141
                                                                                                                            --------

                                                                                                                         (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                      Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------



COMMON STOCKS - (Continued)

       Utilities - Telecommunications - 2.81%
            US West, Inc. .........................................................                  3,200              $   173,000
                                                                                                                        -----------

            Total Common Stocks (Cost $5,219,505) .................................                                       6,130,192
                                                                                                                        -----------


INVESTMENT COMPANY - 0.62%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares ..............................                 38,424                   38,424
                                                                                                                        -----------
            (Cost $38,424)

Total Value of Investments (Cost $5,257,929 (b)) ..................................                 100.02 %            $ 6,168,616
Liabilities in Excess of Other Assets .............................................                  (0.02)%                 (1,445)
                                                                                               -----------              -----------
       Net Assets .................................................................                 100.00 %            $ 6,167,171
                                                                                               ===========              ===========


(a)  Non-income producing investment.

(b)  Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized  appreciation  (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


                    Unrealized appreciation .................................................................             $ 961,796
                    Unrealized depreciation .................................................................               (51,109)
                                                                                                                          ---------

                          Net unrealized appreciation .......................................................             $ 910,687
                                                                                                                          =========



See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 1999
                                                             (Unaudited)


ASSETS
       Investments, at value (cost $5,257,929) .....................................................................      $6,168,616
       Cash ........................................................................................................             338
       Income receivable ...........................................................................................           7,660
       Receivable for fund shares sold .............................................................................           2,522
       Other assets ................................................................................................           2,969
       Due from advisor (note 2) ...................................................................................             253
                                                                                                                          ----------

            Total assets ...........................................................................................       6,182,358
                                                                                                                          ----------

LIABILITIES
       Accrued expenses ............................................................................................          15,187
                                                                                                                          ----------

NET ASSETS .........................................................................................................      $6,167,171
                                                                                                                          ==========

NET ASSETS CONSIST OF
       Paid-in capital .............................................................................................      $4,783,064
       Undistributed net realized gain on investments ..............................................................         473,420
       Net unrealized appreciation on investments ..................................................................         910,687
                                                                                                                          ----------
                                                                                                                          $6,167,171
                                                                                                                          ==========

INSTITUTIONAL CLASS
       Net asset value, offering and redemption price per share ($4,712,916 / 285,327 shares outstanding) ..........      $    16.52
                                                                                                                          ==========

INVESTOR CLASS
       Net asset value, offering and redemption price per share ($1,454,255 / 89,890 shares outstanding) ...........      $    16.18
                                                                                                                          ==========
       Maximum offering price per share (100 / 97% of $16.18) ......................................................      $    16.68
                                                                                                                          ==========


See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                       STATEMENT OF OPERATIONS

                                                      Period ended May 31, 1999
                                                             (Unaudited)


INVESTMENT INCOME

       Income
            Dividends .....................................................................................               $  55,704
                                                                                                                          ---------

       Expenses
            Investment advisory fees (note 2) .............................................................                  32,186
            Fund administration fees (note 2) .............................................................                   4,023
            Distribution and service fees - Investor Class (note 3) .......................................                   5,990
            Audit fees ....................................................................................                   4,728
            Legal fees ....................................................................................                   3,334
            Fund accounting fees (note 2) .................................................................                  18,000
            Custody fees ..................................................................................                   1,408
            Securities pricing fees .......................................................................                     922
            Shareholder recordkeeping fees ................................................................                   4,500
            Registration and filing administration fees (note 2) ..........................................                   4,308
            Other accounting fees (note 2) ................................................................                   2,156
            Shareholder servicing expenses ................................................................                   1,905
            Registration and filing expenses ..............................................................                   6,482
            Printing expenses .............................................................................                   3,491
            Trustee fees and meeting expenses .............................................................                   4,958
            Other operating expenses ......................................................................                   1,752
                                                                                                                          ---------

                  Total expenses ..........................................................................                 100,143
                                                                                                                          ---------

                  Less:
                       Expense reimbursements (note 2) ....................................................                 (13,836)
                       Investment advisory fees waived (note 2) ...........................................                 (32,009)
                                                                                                                          ---------

                  Net expenses ............................................................................                  54,298
                                                                                                                          ---------

                       Net investment income ..............................................................                   1,406
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       Net realized gain from investment transactions .....................................................                 562,446
       Increase in unrealized appreciation on investments .................................................                 412,731
                                                                                                                          ---------

            Net realized and unrealized gain on investments ...............................................                 975,177
                                                                                                                          ---------

                  Net increase in net assets resulting from operations ....................................               $ 976,583
                                                                                                                          =========








See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Period ended       Year ended
                                                                                                            May 31,     November 30,
                                                                                                              1999             1998
------------------------------------------------------------------------------------------------------------------------------------

DECREASE IN NET ASSETS

     Operations
         Net investment income (loss) ............................................................     $     1,406      $    (3,416)
         Net realized gain (loss) from investment transactions ...................................         562,446          (70,827)
         Increase (decrease) in unrealized appreciation on investments ...........................         412,731         (795,106)
                                                                                                       -----------      -----------

              Net increase (decrease) in net assets resulting from operations ....................         976,583         (869,349)
                                                                                                       -----------      -----------

     Distributions to shareholders from
         Net investment income - Institutional Class .............................................          (1,545)               0
         Net investment income - Investor Class ..................................................               0                0
         Net realized gain from investment transactions - Institutional Class ....................               0         (678,656)
         Net realized gain from investment transactions - Investor Class .........................               0         (244,032)
                                                                                                       -----------      -----------

              Decrease in net assets resulting from distributions ................................          (1,545)        (922,688)
                                                                                                       -----------      -----------

     Capital share transactions
         (Decrease) increase in net assets resulting from capital share transactions..............      (1,504,285)       1,303,097
                                                                                                       -----------      -----------

                   Total decrease in net assets ..................................................        (529,247)        (488,940)

NET ASSETS

     Beginning of period .........................................................................       6,696,418        7,185,358
                                                                                                       -----------      -----------

     End of period ...............................................................................     $ 6,167,171      $ 6,696,418
                                                                                                       ===========      ===========

(a) A summary of capital share activity follows:
                                                             -----------------------------------------------------------------------
                                                                       Period ended                            Year ended
                                                                       May 31, 1999                         November 30, 1998
                                                                 Shares             Value              Shares              Value
                                                             -----------------------------------------------------------------------

------------------------------------------------------
                 INSTITUTIONAL CLASS
------------------------------------------------------

Shares sold ............................................             4,661        $    71,200             18,735        $   299,573
Shares issued for reinvestment of distributions ........               103              1,545             41,056            678,656
                                                               -----------        -----------        -----------        -----------
                                                                     4,764             72,745             59,791            978,229
Shares redeemed ........................................           (66,412)        (1,036,150)            (4,650)           (73,195)
                                                               -----------        -----------        -----------        -----------
     Net (decrease) increase ...........................           (61,648)       $  (963,405)            55,141        $   905,034
                                                               ===========        ===========        ===========        ===========

--------------------------------------------------------
                    INVESTOR CLASS
--------------------------------------------------------

Shares sold ............................................             2,830        $    43,037             57,629        $   941,702
Shares issued for reinvestment of distributions ........                 0                  0             14,339            234,590
                                                               -----------        -----------        -----------        -----------
                                                                     2,830             43,037             71,968          1,176,292
Shares redeemed ........................................           (39,490)          (583,917)           (49,270)          (778,229)
                                                               -----------        -----------        -----------        -----------
     Net (decrease) increase ...........................           (36,660)       $  (540,880)            22,698        $   398,063
                                                               ===========        ===========        ===========        ===========



See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                         INSTITUTIONAL CLASS
                                                             (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       For the
                                                                                                                     period from
                                                                                                                  January 27, 1995
                                                                                                                  (commencement of
                                                      Period ended       Year ended    Year ended     Year ended  operations) to
                                                          May 31,       November 30,  November 30,   November 30,   November 30,
                                                           1999             1998           1997          1996           1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $14.21          $18.20        $13.99         $12.16         $10.00
     Income from investment operations
       Net investment income                                  0.01            0.03          0.01           0.23           0.20
       Net realized and unrealized gain
          (loss) on investments                               2.30           (1.70)         4.60           2.08           2.10
                                                      -------------     -----------   -----------    -----------   ------------
          Total from investment operations                    2.31           (1.67)         4.61           2.31           2.30
                                                      -------------     -----------   -----------    -----------   ------------
     Distributions to shareholders from
       Net investment income                                  0.00            0.00         (0.04)         (0.26)         (0.14)
       Distributions in excess of net investment income      (0.00)          (0.00)        (0.02)          0.00           0.00
       Net realized gain from investment transactions         0.00           (2.32)        (0.34)         (0.22)          0.00
                                                      -------------     -----------   -----------    -----------   ------------
          Total distributions                                (0.00)          (2.32)        (0.40)         (0.48)         (0.14)
                                                      -------------     -----------   -----------    -----------   ------------

Net asset value, end of period                              $16.52          $14.21        $18.20         $13.99         $12.16
                                                      =============     ===========   ===========    ===========   ============

Total return (a)                                             16.29 %        (10.94)%       33.92 %        19.57 %        23.00 %
                                                      =============     ===========   ===========    ===========   ============

Ratios/supplemental data
     Net assets, end of period                          $4,712,916      $4,929,525    $5,311,416     $3,502,215     $1,832,507
                                                      =============     ===========   ===========    ===========   ============

     Ratio of expenses to average net assets
       Before expense reimbursements and waived fees          2.93 %(b)       2.60 %        2.92 %         3.70 %         7.20 %(b)
       After expense reimbursements and waived fees           1.50 %(b)       1.50 %        1.50 %         0.00 %         0.31 %(b)

     Ratio of net investment income (loss) to average net assets
       Before expense reimbursements and waived fees         (1.19)%(b)      (0.93)%       (1.34)%        (1.77)%        (4.45)%(b)
       After expense reimbursements and waived fees           0.23 %(b)       0.17 %        0.08 %         1.94 %         2.44 %(b)

     Portfolio turnover rate                                 57.15 %         89.04 %       66.30 %        82.30 %        47.74 %

(a)  Total return does not reflect payment of a sales charge.
(b)  Annualized.

See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           INVESTOR CLASS
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    For the
                                                                                                                  period from
                                                                                                                 April 7, 1995
                                                                                                                 (commencement
                                               Period ended      Year ended      Year ended       Year ended   of operations) to
                                                   May 31,      November 30,     November 30,    November 30,     November 30,
                                                    1999            1998            1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $13.96          $18.04          $13.96           $12.09           $11.07
     Income from investment operations
       Net investment (loss) income                   (0.05)          (0.09)          (0.05)            0.24             0.11
       Net realized and unrealized gain (loss)
          on investments                               2.27           (1.67)           4.53             2.06             1.02
                                               -------------   -------------   -------------    -------------   --------------
          Total from investment operations             2.22           (1.76)           4.48             2.30             1.13
                                               -------------   -------------   -------------    -------------   --------------
     Distributions to shareholders from
       Net investment income                           0.00            0.00           (0.03)           (0.21)           (0.11)
       Distributions in excess of
          net investment income                        0.00            0.00           (0.03)            0.00             0.00
       Net realized gain from
          investment transactions                      0.00           (2.32)          (0.34)           (0.22)            0.00
                                               -------------   -------------   -------------    -------------   --------------
          Total distributions                          0.00           (2.32)          (0.40)           (0.43)           (0.11)
                                               -------------   -------------   -------------    -------------   --------------

Net asset value, end of period                       $16.18          $13.96          $18.04           $13.96           $12.09
                                               =============   =============   =============    =============   ==============

Total return (a)                                      15.90 %        (11.67)%        33.11%           19.61%           10.24%
                                               =============   =============   =============    =============   ==============

Ratios/supplemental data
     Net assets, end of period                   $1,454,255      $1,766,893      $1,873,942         $746,136         $550,814
                                               =============   =============   =============    =============   ==============

     Ratio of expenses to average net assets
       Before expense reimbursements and waived fees   3.66 %(b)       3.35 %          3.71 %           4.45 %           7.18 %(b)
       After expense reimbursements and waived fees    2.25 %(b)       2.25 %          2.25 %           0.00 %           1.06 %(b)

     Ratio of net investment income (loss) to average net assets

       Before expense reimbursements and waived fees  (1.94)%(b)      (1.67)%         (2.10)%          (2.50)%          (4.23)%(b)
       After expense reimbursements and waived fees   (0.52)%(b)      (0.57)%         (0.63)%           1.95 %           1.89 %(b)

     Portfolio turnover rate                          57.15 %         89.04 %         66.30 %          82.30 %          47.74 %

(a)  Total return does not reflect payment of a sales charge.
(b)  Annualized.

See accompanying notes to financial statements

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 1999
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Capital Management Mid-Cap Fund (the "Fund"), formerly known as The Capital Management Equity Fund, is a diversified series of shares of beneficial interest of the Capital Management Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on October 18, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on January 27, 1995. The investment objective of the fund is to seek capital appreciation principally through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks. The Fund has an unlimited number of authorized shares, which are divided into two classes - Institutional Shares and Investor Shares. Only Institutional Shares were offered by the Fund prior to April 7, 1995.

     Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Shares purchased are subject to a maximum sales charge of three percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for Federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.

     C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 1999
                                   (Unaudited)


     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.

     E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Capital Management Associates, Inc. (the "Advisor"), provides the fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the first $100 million of the Fund's average daily net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million.

     The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.50% of the average daily net assets of the Fund's Institutional Class and a maximum of 2.25% of the average daily net assets of the Fund's Investor Class. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $32,009 ($0.08 per share) and reimbursed $13,836 of the operating expenses incurred by the Fund for the period ended May 31, 1999. The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million as well as a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting, and recordkeeping services shall not be less than $4,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

     North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 1999
                                   (Unaudited)


     Shields & Company, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended May 31, 1999, the Distributor retained sales charges in the amount of $103.

     Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Board of Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plan provides that the Fund may incur certain costs, which may not exceed 0.75% per annum of the Investor Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Shares in the Fund or support servicing of Investor Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares' average daily net assets. The Fund incurred $5,990 of such expenses under the Plan for the period ended May 31, 1999.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, other than short-term investments, aggregated $3,405,468 and $3,996,326, respectively, for the period ended May 31, 1999.

________________________________________________________________________________


                        CAPITAL MANAGEMENT SMALL-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust






                             Semi-Annual Report 1999


                          FOR THE PERIOD ENDED MAY 31,






                               INVESTMENT ADVISOR
                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005



                        CAPITAL MANAGEMENT SMALL-CAP FUND
                           107 North Washington Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-888-626-3863


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                        Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 89.85%

       Auto - Rental/Leasing - 2.87%
         (a)United Rentals, Inc. ...................................................                      175              $   5,250
                                                                                                                           ---------

       Broadcast - Radio & Television - 2.92%
         (a)Cox Radio, Inc. ........................................................                      100                  5,344
                                                                                                                           ---------

       Chemicals - 2.75%
            MacDermid, Incorporated ................................................                      125                  5,030
                                                                                                                           ---------

       Computer Software & Services - 3.38%
         (a)Comverse Technology, Inc. ..............................................                       37                  2,500
         (a)PRI Automation, Inc. ...................................................                      150                  3,675
                                                                                                                           ---------
                                                                                                                               6,175
                                                                                                                           ---------
       Cosmetics & Personal Care - 2.17%
         (a)Helen of Troy Ltd. .....................................................                      250                  3,969
                                                                                                                           ---------

       Electrical Equipment - 4.91%
            Baldor Electric Company ................................................                      250                  4,813
         (a)Semtech Corporation ....................................................                      100                  4,180
                                                                                                                           ---------
                                                                                                                               8,993
                                                                                                                           ---------
       Electronics - Semiconductor - 2.35%
         (a)ETEC Systems, Inc. .....................................................                       50                  1,341
         (a)Photronics, Inc. .......................................................                      150                  2,963
                                                                                                                           ---------
                                                                                                                               4,304
                                                                                                                           ---------
       Emerging Technology - 2.00%
         (a)Veritas DGC Inc. .......................................................                      200                  3,650
                                                                                                                           ---------

       Financial - Banks, Commercial - 3.00%
            Carolina First Corporation .............................................                      200                  5,488
                                                                                                                           ---------

       Financial - Banks, Money Center - 1.47%
            CCB Financial Corporation ..............................................                       50                  2,697
                                                                                                                           ---------

       Financial Services - 2.57%
            National Data Corporation ..............................................                      100                  4,705
                                                                                                                           ---------

       Household Products & Housewares - 2.33%
            Church & Dwight Co., Inc. ..............................................                      100                  4,269
                                                                                                                           ---------


                                                                                                                         (Continued)

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                        Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Insurance - Life & Health - 2.18%
            Protective Life Corporation ............................................                      110              $   3,981
                                                                                                                           ---------

       Machine - Diversified - 3.72%
            Helix Technology Corporation ...........................................                      200                  3,413
            The Manitowoc Company, Inc. ............................................                      100                  3,400
                                                                                                                           ---------
                                                                                                                               6,813
                                                                                                                           ---------
       Medical - Biotechnology - 8.75%
            ICN Pharmaceuticals, Inc. ..............................................                      190                  6,246
         (a)Roberts Pharmaceutical Corporation .....................................                      250                  4,750
         (a)The Liposome Company, Inc. .............................................                      350                  5,009
                                                                                                                           ---------
                                                                                                                              16,005
                                                                                                                           ---------
       Medical Supplies - 2.60%
         (a)Patterson Dental Company ...............................................                      130                  4,761
                                                                                                                           ---------

       Metal Fabrication & Hardware - 1.95%
         (a)Wolverine Tube, Inc. ...................................................                      150                  3,572
                                                                                                                           ---------

       Miscellaneous - Manufacturing - 6.96%
         (a)Gaylord Container Corporation ..........................................                      400                  3,350
            Pope & Talbot, Inc. ....................................................                      400                  4,000
         (a)Whittaker Corporation ..................................................                      200                  5,375
                                                                                                                           ---------
                                                                                                                              12,725
                                                                                                                           ---------
       Oil & Gas - Domestic - 2.01%
         (a)R&B Falcon Corporation .................................................                      400                  3,675
                                                                                                                           ---------

       Oil & Gas - Equipment & Services - 1.84%
         (a)Rowan Companies, Inc. ..................................................                      200                  3,375
                                                                                                                           ---------

       Oil & Gas - Exploration - 1.39%
         (a)Newfield Exploration Company ...........................................                      100                  2,538
                                                                                                                           ---------

       Real Estate Investment Trust - 2.10%
            Crown American Realty Trust ............................................                      500                  3,844
                                                                                                                           ---------

       Restaurants & Food Service - 4.96%
         (a)NPC International, Inc. ................................................                      200                  3,525
         (a)Ryan's Family Steak House, Inc. ........................................                      200                  2,338
         (a)Taco Cabana, Inc. ......................................................                      300                  3,205
                                                                                                                           ---------
                                                                                                                               9,068
                                                                                                                           ---------


                                                                                                                         (Continued)

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                        Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Retail - Department Stores - 2.99%
         (a)Venator Group, Inc. ....................................................                      500              $   5,469
                                                                                                                           ---------

       Retail - Specialty Line - 6.02%
         (a)Action Performance Companies, Inc. .....................................                      150                  5,700
            Applebee's International, Inc. .........................................                      180                  5,310
                                                                                                                           ---------
                                                                                                                              11,010
                                                                                                                           ---------
       Telecommunications - 1.90%
         (a)Genesys Telecommunications .............................................                      150                  3,469
                                                                                                                           ---------

       Transportation - Miscellaneous - 2.15%
            USFreightways Corporation ..............................................                      100                  3,938
                                                                                                                           ---------

       Utilities - Electric - 3.06%
            South Jersey Industries, Inc. ..........................................                      200                  5,600
                                                                                                                           ---------

       Utilities - Water - 2.55%
            Aquarion Company .......................................................                      150                  4,659
                                                                                                                           ---------

       Total Common Stocks (Cost $152,045) ..................................................................                164,376
                                                                                                                           ---------

INVESTMENT COMPANY - 3.62%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares ...............................                    6,615                 6,615
            (Cost $6,615)                                                                                                  --------


Total Value of Investments (Cost $158,660 (b)) ..............................................                    93.47%    $ 170,991
Other Assets Less Liabilities ...............................................................                     6.53%       11,955
                                                                                                                ------     ---------
       Net Assets ...........................................................................                   100.00%    $ 182,946
                                                                                                                ======     =========

       (a)  Non-income producing investment.

       (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation
            (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

            Unrealized appreciation .........................................................................               $17,497
            Unrealized depreciation .........................................................................                (5,166)
                                                                                                                            -------

                            Net unrealized appreciation .....................................................               $12,331
                                                                                                                            =======

See accompanying notes to financial statements

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 1999
                                                             (Unaudited)


ASSETS
       Investments, at value (cost $158,660) ..............................................................                 $170,991
       Income receivable ..................................................................................                      113
       Receivable for investments sold ....................................................................                   25,576
       Due from advisor (note 2) ..........................................................................                    8,148
                                                                                                                            --------

            Total assets ..................................................................................                  204,828
                                                                                                                            --------

LIABILITIES
       Accrued expenses ...................................................................................                   11,882
       Payable for investment purchases ...................................................................                   10,000
                                                                                                                            --------

            Total liabilities .............................................................................                   21,882
                                                                                                                            --------

NET ASSETS ................................................................................................                 $182,946
                                                                                                                            ========

NET ASSETS CONSIST OF
       Paid-in capital ....................................................................................                 $159,949
       Undistributed net realized ogain on investments ....................................................                   10,666
       Net unrealized oappreciation on investments ........................................................                   12,331
                                                                                                                            --------
                                                                                                                            $182,946
                                                                                                                            ========
INSTITUTIONAL CLASS
       Net asset value, offering and redemption price per share ...........................................                   $12.59
            ($125,868 / 10,000 shares outstanding)                                                                          ========


INVESTOR CLASS
       Net asset value, offering and redemption price per share ...........................................                   $12.55
            ($57,078 / 4,550 shares outstanding)                                                                            ========

       Maximum offering price per share (100 / 97% of $12.55 ) ............................................                   $12.94
                                                                                                                            ========
















See accompanying notes to financial statements

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                       STATEMENT OF OPERATIONS

                                                    Period from January 12, 1999
                                                    (commencement of operations)
                                                           to May 31, 1999
                                                             (Unaudited)


INVESTMENT LOSS

       Income
            Dividends ......................................................................................               $    642
                                                                                                                           --------

       Expenses
            Investment advisory fees (note 2) ..............................................................                    629
            Fund administration fees (note 2) ..............................................................                     79
            Distribution and service fees - Investor class (note 3) ........................................                    147
            Custody fees ...................................................................................                  2,070
            Registration and filing administration fees (note 2) ...........................................                    197
            Fund accounting fees (note 2) ..................................................................                 13,441
            Audit fees .....................................................................................                  4,737
            Legal fees .....................................................................................                  2,988
            Securities pricing fees ........................................................................                    980
            Shareholder recordkeeping fees .................................................................                  3,000
            Other accounting fees (note 2) .................................................................                  4,466
            Shareholder servicing expenses .................................................................                    746
            Registration and filing expenses ...............................................................                    762
            Printing expenses ..............................................................................                  2,402
            Trustee fees and meeting expenses ..............................................................                  2,696
            Other operating expenses .......................................................................                  1,084
                                                                                                                           --------

                  Total expenses ...........................................................................                 40,424
                                                                                                                           --------

                  Less:
                       Expense reimbursements (note 2) .....................................................                (37,182)
                       Investment advisory fees waived (note 2) ............................................                   (629)
                       Other accounting fees waived (note 2) ...............................................                 (1,519)
                                                                                                                           --------

                  Net expenses .............................................................................                  1,094
                                                                                                                           --------

                       Net investment loss .................................................................                   (452)
                                                                                                                           --------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       Net realized gain from investment transactions ......................................................                 11,118
       Increase in unrealized appreciation on investments ..................................................                 12,331
                                                                                                                           --------

            Net realized and unrealized ogain on investments ...............................................                 23,449
                                                                                                                           --------

                  Net  increase in net assets resulting from operations ....................................               $ 22,997
                                                                                                                           ========





See accompanying notes to financial statements

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                 STATEMENT OF CHANGES IN NET ASSETS
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Period ended
                                                                                                                           May 31,
                                                                                                                          1999 (b)
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

       Operations
            Net investment loss ..............................................................................            $    (452)
            Net realized gain from investment transactions ...................................................               11,118
            Increase in unrealized appreciation on investments ...............................................               12,331
                                                                                                                          ---------

                  Net increase in net assets resulting from operations .......................................               22,997
                                                                                                                          ---------

       Capital share transactions
            Increase in net assets resulting from capital share transactions (a) .............................              159,949
                                                                                                                          ---------

                         Total increase in net assets ........................................................              182,946

NET ASSETS

       Beginning of period ...................................................................................                    0
                                                                                                                          ---------

       End of period .........................................................................................            $ 182,946
                                                                                                                          =========



(a) A summary of capital share activity follows:
                                                                                               -------------------------------------
                                                                                                            Period ended
                                                                                                          May 31, 1999 (b)

                                                                                                   Shares                   Value
                                                                                               -------------------------------------
-------------------------------------------
            INSTITUTIONAL CLASS
-------------------------------------------
Shares sold ....................................................................                     10,000               $ 109,949
Shares redeemed ................................................................                          0                       0
                                                                                                  ---------               ---------
       Net increase ............................................................                     10,000               $ 109,949
                                                                                                  =========               =========


-------------------------------------------
              INVESTOR CLASS
-------------------------------------------
Shares sold ....................................................................                      4,550               $  50,000
Shares redeemed ................................................................                          0                       0
                                                                                                  ---------               ---------
       Net increase ............................................................                      4,550               $  50,000
                                                                                                  =========               =========



(b) For the period beginning January 12, 1999 (commencement of operations) to May 31, 1999.







See accompanying notes to financial statements

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)
                                                             (Unaudited)

                                                                                             ---------------      ---------------
                                                                                              Institutional           Investor
                                                                                                  Class                Class
                                                                                             ---------------      ---------------

                                                                                               Period ended         Period ended
                                                                                                  May 31,              May 31,
                                                                                                 1999 (a)             1999 (a)
                                                                                             ---------------      ---------------

Net asset value, beginning of period .....................................................         $10.99               $10.99

        Income from investment operations
              Net investment loss ........................................................          (0.02)               (0.05)
              Net realized and unrealized gain on investments ............................           1.62                 1.61
                                                                                                ---------            ---------
                   Total from investment operations ......................................           1.60                 1.56
                                                                                                ---------            ---------

Net asset value, end of period ...........................................................         $12.59               $12.55
                                                                                                =========            =========

Total return (b) .........................................................................          14.56 %              14.19 %
                                                                                                =========            =========

Ratios/supplemental data
        Net assets, end of period ........................................................      $ 125,868            $  57,078
                                                                                                =========            =========

        Ratio of expenses to average net assets
              Before expense reimbursements and waived fees ..............................          64.08 % (c)          64.83 % (c)
              After expense reimbursements and waived fees ...............................           1.50 % (c)           2.25 % (c)

        Ratio of net investment loss to average net assets
              Before expense reimbursements and waived fees ..............................         (63.06)% (c)         (63.81)% (c)
              After expense reimbursements and waived fees ...............................          (0.48)% (c)          (1.23)% (c)

        Portfolio turnover rate ..........................................................          67.55 %              67.55 %




(a) For the period beginning January 12, 1999 (commencement of operations) to May 31, 1999.

(b) Total return does not reflect payment of a sales charge.

(c) Annualized.










See accompanying notes to financial statements

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 1999
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Capital Management Small-Cap Fund (the "Fund") is a diversified series of shares of beneficial interest of the Capital Management Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on October 18, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on January 12, 1999. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks. The Fund pursues its investment objective by investing primarily in equity securities of small-capitalization ("small-cap") companies. The Fund considers a small-cap company to be one that has market capitalization, measured at the time the Fund purchases the security, within the range of $100 million to $1 billion. The Fund has an unlimited number of $0.01 par value beneficial interest shares that are authorized, which are divided into two classes - Institutional Shares and Investor Shares.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Shares purchased are subject to a maximum sales charge of three percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for Federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.

         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

                                                                     (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 1999
                                   (Unaudited)


         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Capital Management Associates, Inc. (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the first $100 million of the Fund's average daily net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.50% of the average daily net assets of the Fund's Institutional Class shares and a maximum of 2.25% of the average daily net assets of the Fund's Investor Class shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $629 ($0.04 per share) and reimbursed $37,182 of the operating expenses incurred by the Fund for the period ending May 31, 1999.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of the next $50 million, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,000 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting, and recordkeeping services shall not be less than $3,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator has voluntarily waived a portion of its fees amounting to $1,519 ($0.10 per share) for the period ending May 31, 1999.

         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

                                                                     (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 1999
                                   (Unaudited)


         Shields & Company, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended May 31, the Distributor did not retain any sales charges.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.75% per annum of the Investor Class Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares in the Fund or support servicing of Investor Class Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets. The Fund incurred $147 of such expenses for the period ending May 31, 1999.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $239,358 and $98,431, respectively, for the period ending May 31, 1999.

________________________________________________________________________________


                         CAPITAL MANAGEMENT ENERGY FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust






                             Semi-Annual Report 1999


                          FOR THE PERIOD ENDED MAY 31,






                               INVESTMENT ADVISOR
                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005



                         CAPITAL MANAGEMENT ENERGY FUND
                           107 North Washington Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-888-626-3863


                                                   CAPITAL MANAGEMENT ENERGY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                          Shares            (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 97.75%

       Oil & Gas - Equipment & Services - 38.15%
         (a)BJ Services Company ........................................................                   200             $   5,512
            Baker Hughes Incorporated ..................................................                   350                10,916
         (a)Cooper Cameron Corporation .................................................                   300                10,856
            ENSCO International ........................................................                   600                10,650
            Halliburton Company ........................................................                   250                10,344
         (a)Nabors Industries, Inc. ....................................................                   200                 4,000
         (a)R&B Falcon Corporation .....................................................                   500                 4,594
            Schlumberger Limited .......................................................                   150                 9,028
            The Williams Companies, Inc. ...............................................                   300                15,544
            Transocean Offshore Inc. ...................................................                   350                 8,619
                                                                                                                           ---------
                                                                                                                              90,063
                                                                                                                           ---------
       Oil & Gas - Exploration - 13.74%
            Anadarko Petroleum Corporation .............................................                   300                11,250
            Apache Corporation .........................................................                   350                12,600
            Burlington Resources .......................................................                   200                 8,587
                                                                                                                           ---------
                                                                                                                              32,437
                                                                                                                           ---------
       Oil & Gas - International - 36.06%
            Atlantic Richfield Company .................................................                   100                 8,369
            Chevron Corporation ........................................................                   100                 9,250
            Enron Corp. ................................................................                   150                10,706
            Exxon Corporation ..........................................................                   150                11,962
            Phillips Petroleum Company .................................................                   200                10,488
            Royal Dutch Petroleum Company ..............................................                   200                11,313
            Texaco, Inc. ...............................................................                   200                13,100
            Unocal Corporation .........................................................                   250                 9,938
                                                                                                                           ---------
                                                                                                                              85,126
                                                                                                                           ---------
       Utilities - Electric - 9.80%
            Duke Energy Corporation ....................................................                   200                12,062
            Montana Power Company ......................................................                   150                11,081
                                                                                                                           ---------
                                                                                                                              23,143
                                                                                                                           ---------

            Total Common Stocks (Cost $198,764) ........................................                                     230,769
                                                                                                                           ---------

INVESTMENT COMPANY - 3.69%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares
            (Cost $8,721) ..............................................................                 8,721                 8,721
                                                                                                                           ---------


                                                                                                                         (Continued)

                                                   CAPITAL MANAGEMENT ENERGY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                                            (note 1)
------------------------------------------------------------------------------------------------------------------------------------

Total Value of Investments (Cost $207,485 (b)) .........................................                101.44 %          $ 239,490
Liabilities in Excess of Other Assets ..................................................                 (1.44)%             (3,407)
                                                                                                        ------            ---------
       Net Assets ......................................................................                100.00 %          $ 236,083
                                                                                                        ======            =========




       (a)  Non-income producing investment.

       (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation
            (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

            Unrealized appreciation ..........................................................................             $ 34,377
            Unrealized depreciation ..........................................................................               (2,372)
                                                                                                                           --------

                            Net unrealized appreciation ......................................................             $ 32,005
                                                                                                                           ========


























See accompanying notes to financial statements

                                                    CAPITAL MANAGMENT ENERGY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 1999
                                                             (Unaudited)

ASSETS
       Investments, at value (cost $207,485) ..............................................................               $ 239,490
       Cash ...............................................................................................                     208
       Income receivable ..................................................................................                     542
       Prepaid expenses ...................................................................................                     831
       Due from advisor (note 2) ..........................................................................                   7,417
                                                                                                                          ---------

            Total assets ..................................................................................                 248,488
                                                                                                                          ---------

LIABILITIES
       Accrued expenses ...................................................................................                  12,405
                                                                                                                          ---------

NET ASSETS ................................................................................................               $ 236,083
                                                                                                                          =========

NET ASSETS CONSIST OF
       Paid-in capital ....................................................................................               $ 204,486
       Undistributed net investment income ................................................................                     214
       Accumulated net realized loss on investments .......................................................                    (622)
       Net unrealized appreciation on investments .........................................................                  32,005
                                                                                                                          ---------
                                                                                                                          $ 236,083
                                                                                                                          =========
INSTITUTIONAL CLASS
       Net asset value, redemption and maximum offering price per share
            ($176,820 / 15,458 shares outstanding ) .......................................................                 $ 11.44
                                                                                                                          =========

INVESTOR CLASS
       Net asset value, redemption and offering price per share
            ($59,263 / 5,198 shares outstanding ) .........................................................                 $ 11.40
                                                                                                                          =========
       Maximum offering price per share (100 / 97% of $11.40 ) ............................................                 $ 11.75
                                                                                                                          =========

















See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT ENERGY FUND

                                                       STATEMENT OF OPERATIONS

                                                    Period from January 12, 1999
                                                    (commencement of operations)
                                                           to May 31, 1999
                                                             (Unaudited)


INVESTMENT INCOME

       Income
            Dividends ......................................................................................               $  1,386
                                                                                                                           --------

       Expenses
            Investment advisory fees (note 2) ..............................................................                    680
            Fund administration fees (note 2) ..............................................................                     85
            Distribution  and service fees - Investor class (note 3) .......................................                    151
            Custody fees ...................................................................................                  1,973
            Registration and filing administration fees (note 2) ...........................................                    197
            Fund accounting fees (note 2) ..................................................................                 13,402
            Audit fees .....................................................................................                  4,473
            Legal fees .....................................................................................                  2,988
            Securities pricing fees ........................................................................                    510
            Shareholder recordkeeping fees .................................................................                  3,000
            Other accounting fees (note 2) .................................................................                  4,460
            Shareholder servicing expenses .................................................................                    886
            Registration and filing expenses ...............................................................                    998
            Printing expenses ..............................................................................                  2,388
            Trustee fees and meeting expenses ..............................................................                  2,678
            Other operating expenses .......................................................................                    794
                                                                                                                           --------

                  Total expenses ...........................................................................                 39,663
                                                                                                                           --------

                  Less:
                       Expense reimbursements (note 2) .....................................................                (36,288)
                       Investment advisory fees waived (note 2) ............................................                   (680)
                       Other accounting fees waived (note 2) ...............................................                 (1,523)
                                                                                                                           --------

                  Net expenses .............................................................................                  1,172
                                                                                                                           --------

                       Net investment income ...............................................................                    214
                                                                                                                           --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

       Net realized loss from investment transactions ......................................................                   (622)
       Increase in unrealized appreciation on investments ..................................................                 32,005
                                                                                                                           --------

            Net realized and unrealized gain on investments ................................................                 31,383
                                                                                                                           --------

                  Net increase in net assets resulting from operations .....................................               $ 31,597
                                                                                                                           ========






See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT ENERGY FUND

                                                 STATEMENT OF CHANGES IN NET ASSETS
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Period ended
                                                                                                                           May 31,
                                                                                                                          1999 (a)
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

      Operations
            Net investment income ..........................................................................              $     214
            Net realized loss from investment transactions .................................................                   (622)
            Increase in unrealized appreciation on investments .............................................                 32,005
                                                                                                                          ---------

                  Net increase in net assets resulting from operations .....................................                 31,597
                                                                                                                          ---------


      Capital share transactions
            Increase in net assets resulting from capital share transactions (b) ...........................                204,486
                                                                                                                          ---------

                      Total increase in net assets .........................................................                236,083

NET ASSETS

      Beginning of period ..................................................................................                      0
                                                                                                                          ---------

      End of period (including undistributed net investment income of $214)                                               $ 236,083
                                                                                                                          =========



(b) A summary of capital share activity follows:
                                                                                          ------------------------------------------
                                                                                                              Period ended
                                                                                                            May 31, 1999 (a)

                                                                                                       Shares               Value
                                                                                          ------------------------------------------

-------------------------------------------
            INSTITUTIONAL CLASS
-------------------------------------------
Shares sold ..............................................................................               15,458           $ 154,486
Shares redeemed ..........................................................................                    0                   0
                                                                                                      ---------           ---------
      Net increase .......................................................................               15,458           $ 154,486
                                                                                                      =========           =========

-------------------------------------------
              INVESTOR CLASS
-------------------------------------------
Shares sold ..............................................................................                5,198           $  50,000
Shares redeemed ..........................................................................                    0                   0
                                                                                                      ---------           ---------
      Net increase .......................................................................                5,198           $  50,000
                                                                                                      =========           =========

(a) For the period beginning January 12, 1999 (commencement of operations) to May 31, 1999.







See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT ENERGY FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)
                                                             (Unaudited)

                                                                                         ------------------       ------------------
                                                                                           Institutional               Investor
                                                                                               Class                     Class
                                                                                         ------------------       ------------------


                                                                                            Period ended             Period ended
                                                                                          May 31, 1999 (a)         May 31, 1999 (a)
                                                                                         ------------------       ------------------

Net asset value, beginning of period .................................................         $  9.62                 $  9.62

     Income from investment operations
        Net investment income (loss) .................................................            0.02                   (0.01)
        Net realized and unrealized gain on investments ..............................            1.80                    1.79
                                                                                             ---------               ---------
            Total from investment operations .........................................            1.82                    1.78
                                                                                             ---------               ---------

Net asset value, end of period .......................................................         $ 11.44                 $ 11.40
                                                                                             =========               =========

Total return (b) .....................................................................           18.92 %                 18.50 %
                                                                                             =========               =========

Ratios/supplemental data
     Net assets, end of period .......................................................       $ 176,820               $  59,263
                                                                                             =========               =========

     Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ................................           58.80 % (c)             57.25 % (c)
        After expense reimbursements and waived fees .................................            1.50 % (c)              2.25 % (c)

     Ratio of net investment (loss) income to average net assets
        Before expense reimbursements and waived fees ................................          (56.74)% (c)            (55.27)% (c)
        After expense reimbursements and waived fees .................................            0.56 % (c)             (0.27)% (c)

     Portfolio turnover rate .........................................................           47.22 %                 47.22 %



(a) For the period beginning January 12, 1999 (commencement of operations) to May 31, 1999.

(b) Total return does not reflect payment of a sales charge.

(c) Annualized.









See accompanying notes to financial statements

                         CAPITAL MANAGEMENT ENERGY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 1999



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Capital Management Energy Fund (the "Fund") is a diversified series of shares of beneficial interest of the Capital Management Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on October 18, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on January 12, 1999. The investment objective of the Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Fund pursues its investment objective by investing primarily in securities of large-, mid-, and small-cap companies involved in the energy field ("energy-related companies"), including companies whose business focuses on or involves oil, gas, electricity, coal and all new or emerging sources of energy. The Fund has an unlimited number of $0.01 par value beneficial interest shares authorized, which are divided into two classes Institutional Shares and Investor Shares.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Shares purchased are subject to a maximum sales charge of three percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for Federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.

         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

                                                                     (Continued)

                         CAPITAL MANAGEMENT ENERGY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 1999



         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Capital Management Associates, Inc. (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the first $100 million of the Fund's average daily net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.50% of the average daily net assets of the Fund's Institutional Class shares and a maximum of 2.25% of the average daily net assets of the Fund's Investor Class shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $680 ($0.04 per share) and reimbursed $36,288 of the operating expenses incurred by the Fund for the period ending May 31, 1999.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of the next $50 million, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,000 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting, and recordkeeping services shall not be less than $3,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator has voluntarily waived a portion of its fees amounting to $1,523 ($0.07 per share) for the period ending May 31, 1999.

         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

                                                                     (Continued)

                         CAPITAL MANAGEMENT ENERGY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 1999



         Shields & Company, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended May 31, the Distributor did not retain any sales charges.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.75% per annum of the Investor Class Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares in the Fund or support servicing of Investor Class Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets. The Fund incurred $151 of such expenses for the period ending May 31, 1999.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $264,886 and $65,500, respectively, for the period ending May 31, 1999.